Label	Element	Value
MFS® Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000356349_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 30, 2019. MFS® Diversified Income Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Diversified Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective immediately, the following is added to the end of the fourth paragraph in the section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.